Derivatives and Fair Value Disclosures - Schedule of Derivative Instruments, Gain (Loss) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Income (loss) Reclassification from OCI	$ (265,610)	$ (60,954)	$ (84,966)
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total loss on derivatives	240,153	(50,976)	(107,550)
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total loss on derivatives	(2,183,187)	(1,190,400)	67,424
Interest Rate Swap [Member] | Loss On Derivatives [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Income (loss) Reclassification from OCI	265,610	60,954	84,966
Interest Rate Swap — Change in Fair Value		7,186	(327,147)
Interest Rate Swap — Realized income	(25,457)	(119,116)	134,631
Interest Rate Swap [Member] | Loss On Derivatives [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Income (loss) Reclassification from OCI	$ (2,183,187)	$ (1,190,400)	$ 67,424